Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	$ 162
Actuarial gain arising from demographic assumptions	(9)	$ 5
Defined benefit obligation, ending of period	$ 154	162
Weighted average duration of defined benefit obligation	9 years 9 months 18 days
Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	$ 446
Defined benefit obligation, ending of period	411	446
Registered
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	71
Defined benefit obligation, ending of period	62	71
Registered | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	340	345
Current service cost	1	1
Interest cost	14	16
Benefits paid	(31)	(36)
Actuarial gain arising from demographic assumptions		1
Actuarial gain arising from financial assumptions	1	12
Actuarial gain arising from experience adjustments	0	2
Effect of settlement from the termination of the U.S. defined benefit plan (Note 27)	(23)
Change in foreign exchange rates	1	(1)
Defined benefit obligation, ending of period	303	340
Supplemental
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	74
Defined benefit obligation, ending of period	74	74
Supplemental | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	89	85
Current service cost	0	1
Interest cost	4	4
Benefits paid	(5)	(6)
Actuarial gain arising from demographic assumptions		0
Actuarial gain arising from financial assumptions	1	4
Actuarial gain arising from experience adjustments	1	1
Effect of settlement from the termination of the U.S. defined benefit plan (Note 27)	0
Change in foreign exchange rates	0	0
Defined benefit obligation, ending of period	90	89
Other
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	17
Defined benefit obligation, ending of period	18	17
Other | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	17	17
Current service cost	1	0
Interest cost	1	1
Benefits paid	(1)	(2)
Actuarial gain arising from demographic assumptions		0
Actuarial gain arising from financial assumptions	0	1
Actuarial gain arising from experience adjustments	0	0
Effect of settlement from the termination of the U.S. defined benefit plan (Note 27)	0
Change in foreign exchange rates	0	0
Defined benefit obligation, ending of period	18	17
Total | Present value of defined benefit obligation
Defined Benefit Pension And Other Post-Employment Benefit Plans [Roll Forward]
Defined benefit obligation, beginning of period	446	447
Current service cost	2	2
Interest cost	19	21
Benefits paid	(37)	(44)
Actuarial gain arising from demographic assumptions		1
Actuarial gain arising from financial assumptions	2	17
Actuarial gain arising from experience adjustments	1	3
Effect of settlement from the termination of the U.S. defined benefit plan (Note 27)	(23)
Change in foreign exchange rates	1	(1)
Defined benefit obligation, ending of period	$ 411	$ 446